Other Income (Tables)	12 Months Ended
Dec. 31, 2017
Component of Operating Income [Abstract]
Components of Other Income
The components of other income for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2017	2016
ATM and check card fees	$721	$614
Wire transfer fees	104	106
Safe deposit box fees	92	92
Other	191	173
Total other income	$1,108	$985